ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2023
ACQUISITION OF BUSINESS [Abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
Acquisitions Completed in 2023

a) Acquisition of a Global Intermodal Logistics Operation
On September 28, 2023, our company, alongside institutional partners (the “Triton consortium”) completed the acquisition of Triton International Limited (“Triton”), the world’s largest owner and lessor of intermodal shipping containers, for consideration of $1.2 billion (Triton consortium - $4.5 billion). Our company has an effective 28% interest in Triton. Concurrently, our company entered into a voting agreement with an affiliate of Brookfield, providing our company the right to direct the relevant activities of the entity, thereby providing our company with control. Accordingly, our company consolidated the entity effective September 28, 2023. Acquisition costs of approximately $49 million were recorded as other (expense) income within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$350
BIPC exchangeable shares	751
Pre-existing interest in the business	55
Total consideration	$1,156
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$491
Accounts receivable and other(2)	1,871
Property, plant and equipment	8,811
Intangible assets	710
Goodwill	1,163
Accounts payable and other liabilities	(408)
Non-recourse borrowings	(7,041)
Deferred income tax liabilities	(444)
Net assets acquired before non-controlling interest	5,153
Non-controlling interest(3)	(3,997)
Net assets acquired	$1,156
(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our company is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
(2)Accounts receivable and other primarily comprised of finance lease receivables, trade receivables, and other financial assets.
(3)Non-controlling interest includes $641 million of preferred equity instruments transferred as part of the acquisition, remaining balance represents the interest not acquired by our company, measured at fair value at the acquisition dates.
Our company acquired intangible assets of $0.7 billion, comprising of customer relationships, brand and technology. The customer relationships acquired in the transaction were valued using a discounted cash flow model and have estimated useful lives of 50 years. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model. The brand and technology acquired were valued using a discounted cash flow model and have estimated useful lives ranging between 10 to 50 years with the key inputs being technology migration factors, revenue growth rates, after-tax royalty rates and a discount rate determined using a capital asset pricing model.
The goodwill recorded on acquisition is largely reflective of Triton’s potential to achieve fleet growth over time, supported by underlying global economic growth and expansion of the services we provide and markets we operate in. The goodwill recognized is not deductible for income tax purposes.
Supplemental Information
Had the acquisition of Triton been effective January 1, 2023, the revenue and net income of our company would have increased by approximately $1,183 million and $378 million, respectively, for the year ended December 31, 2023.
In determining the pro-forma revenue and net income attributable to the partnership, management has:
•Calculated depreciation of property, plant and equipment and amortization of intangible assets acquired on the basis of the fair values at the time of the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements and;
•Based borrowing costs on the funding levels, credit ratings and debt and equity position of our company after the business combination.